Commitments and Contingencies (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Minimum Lease Payments
Future minimum lease payments required under all of the non-cancelable operating leases are as follows:

Year ending December 31:	Amount

Remainder of 2020	$50,672
2021	54,201
2022	35,236
2023	35,371
2024	35,508
2025	35,231
Thereafter	448,546

$694,765

Future minimum lease payments required under all of the non-cancelable operating leases are as follows:

Year ending December 31:	Amount

2020	$80,806
2021	54,201
2022	35,236
2023	35,371
2024	35,508
Thereafter	483,777
$724,899